Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(5)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income(4)	Adjusted EBITDA(4)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return (NASDAQ US Benchmark Health Care Total Return Index) (3)
2025	$1,938,970	$4,602,970	$787,807	$1,429,454	$57.76	$122.07	$70,789	$259,565
2024	$1,162,214	$1,556,564	$912,225	$1,104,395	$11.12	$106.45	$52,097	$102,774
2023	$1,020,395	$1,020,395	$577,386	$586,616	$9.47	$102.96	($45,786)	($5,830)

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2025	Thomas T. Vo	Warren Hosseinion; Jon Bates; Wesley Bamburg; Joshua DeTillio; Michael Chang
2024	Thomas T. Vo	Warren Hosseinion; Jon Bates; Joshua DeTillio
2023	Thomas T. Vo	Warren Hosseinion; Jon Bates

PEO Total Compensation Amount	$ 1,938,970	$ 1,162,214	$ 1,020,395
PEO Actually Paid Compensation Amount	$ 4,602,970	1,556,564	1,020,395
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid (as determined under applicable SEC regulations and described below) to our principal executive officer, or “PEO”, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO: Thomas T. Vo	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$1,938,970	$787,807
(-) Grant Date Fair Value of Stock Awards Granted in FY	411,500	160,493
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	1,646,200	446,153
(+) Awards that are granted and vest in the same CFY	—	—
(+) Prior year awards outstanding and unvested as of end of CFY	1,329,300	347,000
(+) Prior year awards that vest in CFY	100,000	35,924
(-) Prior year awards that fail to meet vesting conditions during CFY	—	26,937
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	—	—
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	—	—
(+) Pension Adjustment	—	—
Compensation actually paid	$4,602,970	$1,429,454

FY = Fiscal Year
CFY = Covered Fiscal Year

Non-PEO NEO Average Total Compensation Amount	$ 787,807	912,225	577,386
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,429,454	1,104,395	586,616
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO: Thomas T. Vo	Average non-PEO NEOs
As Reported Summary Compensation Table Total	$1,938,970	$787,807
(-) Grant Date Fair Value of Stock Awards Granted in FY	411,500	160,493
(+) Awards granted in CFY that are outstanding and unvested as of end of CFY	1,646,200	446,153
(+) Awards that are granted and vest in the same CFY	—	—
(+) Prior year awards outstanding and unvested as of end of CFY	1,329,300	347,000
(+) Prior year awards that vest in CFY	100,000	35,924
(-) Prior year awards that fail to meet vesting conditions during CFY	—	26,937
(+) Dividends or other earnings paid on all awards in CFY prior to vesting date	—	—
(-) Change in Pension Value and Non-Qualified Deferred Compensation Earnings	—	—
(+) Pension Adjustment	—	—
Compensation actually paid	$4,602,970	$1,429,454

FY = Fiscal Year
CFY = Covered Fiscal Year

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our net income, for the fiscal years ended December 31, 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares (i) compensation actually paid to our PEOs and the average compensation actually paid to our other NEOs to (ii) our Adjusted EBITDA, for the fiscal years ended December 31, 2023, 2024, and 2025.

Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Tabular List, Table

Adjusted EBITDA
Net Income
Revenue
Cash Flow from Operations

Total Shareholder Return Amount	$ 57.76	11.12	9.47
Peer Group Total Shareholder Return Amount	122.07	106.45	102.96
Net Income (Loss)	$ 70,789	$ 52,097	$ (45,786)
Company Selected Measure Amount	259,565	102,774	(5,830)
PEO Name	Thomas T. Vo	Thomas T. Vo	Thomas T. Vo
Additional 402(v) Disclosure	For purposes of this Pay Versus Performance disclosure, cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between Nutex Health’s share price at the end and the beginning of the measurement period, by the share price at the beginning of the measurement period. All information set forth in the table above is adjusted for the Company’s 2024 reverse stock splits.For the relevant fiscal year, represents the cumulative TSR of the NASDAQ US Benchmark Health Care Total Return Index (NQUSB20T). Dollars in thousands.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow from Operations
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,646,200
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,329,300
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,493)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,153
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,924
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,937)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0